INVENTORIES - Summary of Inventories (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Inventories [Abstract]
Work in progress	$ 342.4	$ 353.0
Raw materials, supplies and manufactured products	194.6	163.1
Inventories	$ 537.0	$ 516.1	$ 549.0	$ 549.0